Average Annual Total Returns			12 Months Ended	60 Months Ended	73 Months Ended	120 Months Ended
		Jul. 29, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024
HAWAIIAN TAX-FREE TRUST CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			(2.02%)	(0.68%)		0.59%
HAWAIIAN TAX-FREE TRUST CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			(0.77%)	(0.68%)		0.19%
HAWAIIAN TAX-FREE TRUST CLASS F
Prospectus [Line Items]
Average Annual Return, Percent			1.16%	0.31%	1.22%
Performance Inception Date		Nov. 30, 2018
HAWAIIAN TAX-FREE TRUST CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent			1.23%	0.34%		1.20%
HAWAIIAN TAX-FREE TRUST CLASS Y | Bloomberg Municipal Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		1.05%	0.99%		2.25%
HAWAIIAN TAX-FREE TRUST CLASS Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.23%	0.33%		1.19%
HAWAIIAN TAX-FREE TRUST CLASS Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.66%	0.72%		1.41%
HAWAIIAN TAX-FREE TRUST CLASS Y | Bloomberg Hawaii Municipal Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		1.02%	0.76%		1.98%
HAWAIIAN TAX-FREE TRUST CLASS Y | Bloomberg Municipal Bond Quality Intermediate Total Return Index Unhedged U S D [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		0.62%	0.94%	3.79%	1.82%
Performance Inception Date		Nov. 30, 2018

[1]	Inception date - November 30, 2018.
[2]	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg, or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.